RELATED PARTIES (Details Textual) - Arauco Argentina S.A. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 05, 2017
Statement [Line Items]
Bank Loans	$ 160,000	$ 250,000,000
Borrowings interest spread basis		5.20%
Borrowings payment term	payments every six months on June 1 and December 1 of each year.
Borrowings annual interest paid	$ 12,500,000